Financial instruments and risk management - Summary of notional aluminium forward sales contracts embedded in power contracts (Detail) $ in Millions	Dec. 31, 2023 USD ($) uSDollarPerTonne t	Dec. 31, 2022 USD ($) t uSDollarPerTonne
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	428,686	501,498
Nominal | $	$ 1,050	$ 1,216
Average hedged rate (in US$ per tonne) | uSDollarPerTonne	2,449	2,425
Due within 1 year
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Notional amount (in tonnes) | t	72,617	72,812
Nominal | $	$ 169	$ 166
Average hedged rate (in US$ per tonne) | uSDollarPerTonne	2,331	2,282
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	289,801	289,868
Nominal | $	$ 711	$ 697
Average hedged rate (in US$ per tonne) | uSDollarPerTonne	2,452	2,404
Between 5 and 10 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	66,268	138,818
Nominal | $	$ 170	$ 353
Average hedged rate (in US$ per tonne) | uSDollarPerTonne	2,564	2,542